Warrants Liability (Restated) - Schedule of Warrants Liability (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Warrants Liability [Line Items]
Balance at beginning of period		$ 37,864,064
Exercise of warrants (note 22)				(21,120,000)
Gain/(loss) on fair value of warrants (non-cash)		(1,590,162)		20,623,381
Balance at end of period		36,273,902		37,864,064
Unlisted Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[1]
Unlisted Warrants One [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[2]			9,876,533
Unlisted Warrants Two [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[3]			27,200,000
Unlisted Warrants Three [Member]
Schedule of Warrants Liability [Line Items]
Issue of unlisted warrants	[4]			365,000
Listed Warrants [Member]
Schedule of Warrants Liability [Line Items]
Issue of listed warrants (note 30) – Replacement warrants				$ 919,150

[1]	Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[2]	Empery PIPE Investor Warrants issued on 27 February 2024 with exercise price of $10.00 (subject to adjustments)
[3]	Warrants issued on 27 February 2024 with exercise price of $10.71 (subject to adjustments)
[4]	Additional warrants issued to Empery Asset Management LP